Going concern (Details) R in Millions	Jun. 30, 2021 ZAR (R)	Dec. 31, 2020	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Going concern
Gearing ratio	61.50%		117.00%	56.30%
Net debt to EBITDA	1.5		4.3
Net debt to EBITDA under the debt covenant	3.0	4.0
Cash and cash equivalents	R 30,988		R 34,094	R 15,819	R 17,039
Available facilities	R 54,651		R 10,500